Condensed Consolidated Statements of Stockholders' Equity / (Deficit) - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Treasury Stock	Treasury Stock
Balance (in shares) at Dec. 31, 2022		29,057,000	4,038,000				0
Balance at Dec. 31, 2022	$ 36,239	$ 3	$ 1	$ 412,149	$ 0	$ (375,914)	$ 0
Shares issued under the Standby Equity Purchase Agreements (in shares)			379,000
Shares issued under the Standby Equity Purchase Agreements	34,258		$ 0	34,258
Disbursement of funds to Sorrento Amount	(20,000)			(20,000)
Repurchase of Treasury Stock, Preferred Stock, and warrants, (in shares)							(1,716,000)
Repurchase of Treasury Stock, Preferred Stock, and warrants	(143,721)	(3)		(53,196)			$ (90,522)
Issuance of penny warrants	10,401			10,401
Issuance of common stock in connection with Settlement Agreement, (in shares)			14,000
Issuance of common stock in connection with Settlement Agreement	750			750
Conversion of Convertible Debentures into common stock, shares			18,000
Conversion of Convertible Debentures into common stock	7,735			7,735
Retainer shares issued (in shares)			114,000
Retainer shares issued	0		$ 0
Issuance of common stock upon warrants exercise, shares			1,000
Issuance of common stock upon warrants exercise	521			521
Stock options exercised (in shares)			10,000
Stock options exercised	614			614
Stock-based compensation	14,596			14,596
Net income (loss)	(114,331)					(114,331)
Placement Agent Shares and October 2024 Placement Agent Warrants	0
Conversion of Tranche B Notes into common stock	0
StockBlock Warrants issued in connection with the December 2024 RDO	0
Other comprehensive income	0
Stock-based compensation	14,596
Balance at Dec. 31, 2023	$ (172,938)	$ 0	$ 1	$ 407,828	0	(490,245)	$ (90,522)	$ (90,522)
Balance (in shares) at Dec. 31, 2023		29,057,000	4,574,000				(1,716,000)
Balance, ( In shares) at Dec. 31, 2023								1,716,000
Stock options exercised (in shares)	46,000		1,000	46,000
Net income (loss)	$ (24,377)					(24,377)
Shares issued under Standby Equity Purchase Agreements and under ATM Sales Agreement, Value	156			$ 156
Shares issued under Standby Equity Purchase Agreements and under ATM Sales Agreement, Share			5,000
Shares issued under Bought Deal Offering			168,000
Shares issued under Bought Deal Offering	3,769			3,769
Stock-based compensation	3,558			3,558
Balance at Mar. 31, 2024	(189,786)		$ 1	415,357		(514,622)		$ (90,522)
Balance (in shares) at Mar. 31, 2024		29,057,000	4,748,000
Balance, ( In shares) at Mar. 31, 2024								1,716,000
Balance (in shares) at Dec. 31, 2023		29,057,000	4,574,000				(1,716,000)
Balance at Dec. 31, 2023	(172,938)	$ 0	$ 1	407,828	0	(490,245)	$ (90,522)	$ (90,522)
Balance (in shares) at Dec. 31, 2023								1,716,000
Retainer shares issued (in shares)			286,000
Retainer shares issued	0		$ 0
Issuance of common stock upon warrants exercise, shares			321,000
Issuance of common stock upon warrants exercise	2,311		$ 0	2,311
Stock options exercised (in shares)			4,000
Stock options exercised	227			227
Stock-based compensation	15,690			15,690
Net income (loss)	(72,807)					(72,807)
Shares issued under Standby Equity Purchase Agreements and under ATM Sales Agreement, Value	2,671			2,671
Shares issued under Standby Equity Purchase Agreements and under ATM Sales Agreement, Share			81,000
Shares issued under Bought Deal Offering			168,000
Shares issued under Bought Deal Offering	3,769		$ 0	3,769
Shares issued under Registered Direct Offering, shares			429,000
Shares issued under Registered Direct Offering	5,919		$ 0	5,919
Placement Agent Warrants issued in connection with Registered Direct Offering and Representative Warrants issued in connection with Bought Deal Offering	956			956
Fee Warrant issued in connection with the Commitment Letter	310			310
Repurchase of warrants	(298)			(298)
Common stock issuable under Sponsor Interest Purchase Agreement	345			345
Placement Agent Shares and October 2024 Placement Agent Warrants, Shares			63,000
Placement Agent Shares and October 2024 Placement Agent Warrants	3,792			3,792
Conversion of Tranche B Notes into common stock, Shares			263,000
Conversion of Tranche B Notes into common stock	9,256		$ 0	9,256
Shares issued under December 2024 RDO, Shares			753,000
Shares issued under December 2024 RDO, Value	328		$ 0	328
StockBlock Warrants issued in connection with the December 2024 RDO	1,265			1,265
Stock dividend declared, not yet distributed, Shares		5,000,000
Stock dividend declared, not yet distributed		$ 1		(1)
Shares issued under ESPP, shares			10,000
Shares issued under ESPP	246			246
Other comprehensive income	6,317				6,317
Stock-based compensation	15,689
Balance at Dec. 31, 2024	(192,641)	$ 1	$ 1	454,614	6,317	(563,052)	$ (90,522)	$ (90,522)
Balance (in shares) at Dec. 31, 2024		34,057,000	6,952,000				(1,716,000)
Balance, ( In shares) at Dec. 31, 2024								1,716,000
Net income (loss)	(26,080)					(26,080)
Treasury Stock transferred to Tranche B Investors for Tranche B Notes deferral	2,182			(5,353)				$ 7,535
Treasury Stock transferred to Tranche B Investors for Tranche B Note deferral, Shares								(143,000)
Treasury Stock paid for Gloperba Ex-U.S. License	366			(808)				$ 1,174
Treasury Stock paid for Gloperba Ex-U.S. License, Shares								(22,000)
Treasury Stock transferred to Oramed for the Oramed Note maturity extension	1,375			(3,523)				$ 4,898
Treasury Stock transferred to Oramed for the Oramed Note maturity extension, Shares								(93,000)
Stock-based compensation	3,314			3,314
Balance at Mar. 31, 2025	$ (211,484)	$ 1	$ 1	$ 448,244	$ 6,317	$ (589,132)		$ (76,915)
Balance (in shares) at Mar. 31, 2025		34,057,000	6,952,000
Balance, ( In shares) at Mar. 31, 2025								1,458,000